Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$809,269.74

Principal:
Principal Collections	$10,460,838.99
Prepayments in Full	$4,546,118.07
Liquidation Proceeds	$159,450.64
Recoveries	$42,092.80
Sub Total	$15,208,500.50
Collections	$16,017,770.24

Purchase Amounts:
Purchase Amounts Related to Principal	$315,646.94
Purchase Amounts Related to Interest	$1,587.49
Sub Total	$317,234.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,335,004.67

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,335,004.67
Servicing Fee	$197,729.68	$197,729.68	$0.00	$0.00	$16,137,274.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,137,274.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,137,274.99
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,137,274.99
Interest - Class A-4 Notes	$113,505.72	$113,505.72	$0.00	$0.00	$16,023,769.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,023,769.27
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$15,949,571.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,949,571.94
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$15,886,431.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,886,431.94
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$15,809,085.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,809,085.44
Regular Principal Payment	$14,894,704.45	$14,894,704.45	$0.00	$0.00	$914,380.99
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$914,380.99
Residuel Released to Depositor	$0.00	$914,380.99	$0.00	$0.00	$0.00
Total		$16,335,004.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,894,704.45
Total					$14,894,704.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,894,704.45	$94.77	$113,505.72	$0.72	$15,008,210.17	$95.49
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$14,894,704.45	$9.25	$328,189.55	$0.20	$15,222,894.00	$9.45

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$118,440,755.72	0.7536317	$103,546,051.27	0.6588575
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$228,940,755.72	0.1421674	$214,046,051.27	0.1329181

Pool Information
Weighted Average APR	4.328%	4.332%
Weighted Average Remaining Term	24.26	23.42
Number of Receivables Outstanding	23,733	23,101
Pool Balance	$237,275,618.30	$221,660,383.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$228,940,755.72	$214,046,051.27
Pool Factor	0.1440630	0.1345822

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$7,614,332.63
Targeted Overcollateralization Amount	$7,614,332.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,614,332.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	41

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		66	$133,179.76
(Recoveries)		141	$42,092.80
Net Losses for Current Collection Period			$91,086.96
Cumulative Net Losses Last Collection Period			$9,898,413.52
Cumulative Net Losses for all Collection Periods			$9,989,500.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.94%	344	$4,308,981.73
61-90 Days Delinquent	0.15%	23	$331,881.19
91-120 Days Delinquent	0.10%	15	$223,900.08
Over 120 Days Delinquent	0.50%	71	$1,117,196.40
Total Delinquent Receivables	2.70%	453	$5,981,959.40

Repossession Inventory:
Repossessed in the Current Collection Period		11	$128,769.97
Total Repossessed Inventory		12	$140,038.39

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2948%
Preceding Collection Period			0.2056%
Current Collection Period			0.4763%
Three Month Average			0.3256%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4504%
Preceding Collection Period			0.5014%
Current Collection Period			0.4718%
Three Month Average			0.4745%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer